UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Common stocks — 67.36%

Security description	Shares	Value ($)

Aerospace & defense — 0.52%

BE Aerospace, Inc.*	16,900	138,242

General Dynamics Corp.	7,100	366,857

Hexcel Corp.*	17,300	129,750

Precision Castparts Corp.	7,000	438,900

United Technologies Corp.	15,400	747,362

		1,821,111

Air freight & couriers — 2.10%

Dynamex, Inc.*	9,500	173,565

FedEx Corp.	74,500	5,263,425

Ryder System, Inc.	55,500	1,993,005

		7,429,995

Auto components — 1.49%

BorgWarner, Inc.[1]	101,000	2,389,660

Johnson Controls, Inc.	151,400	2,673,724

LKQ Corp.1,*	20,400	212,568

		5,275,952

Banks — 4.44%

City National Corp.[1]	28,500	1,250,580

Cullen/Frost Bankers, Inc.	4,000	216,840

Fifth Third Bancorp[1]	221,538	2,117,904

Northern Trust Corp.	5,600	256,984

SunTrust Banks, Inc.[1]	79,900	2,535,227

The Bank of New York Mellon Corp.	135,200	4,084,392

Wells Fargo & Co.	181,000	5,229,090

		15,691,017

Beverages — 1.80%

Constellation Brands, Inc., Class A*	115,900	1,478,884

PepsiCo, Inc.	86,000	4,876,200

		6,355,084

Biotechnology — 2.05%

Amgen, Inc.*	53,400	2,965,836

Genzyme Corp.*	66,600	4,263,732

		7,229,568

Building products — 0.31%

Masco Corp.	114,200	1,094,036

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Chemicals — 0.74%

Celanese Corp.	61,200	706,860

Cytec Industries, Inc.	9,800	215,894

Ecolab, Inc.	8,700	333,993

Monsanto Co.[1]	7,000	554,400

Praxair, Inc.	13,800	814,890

		2,626,037

Commercial services & supplies — 0.53%

Coinstar, Inc.*	15,400	285,824

Dice Holdings, Inc.1,*	1,800	5,742

Dollar Financial Corp.1,*	500	3,790

Factset Research Systems, Inc.[1]	5,400	216,000

MasterCard, Inc., Class A1	8,000	1,162,400

Mobile Mini, Inc.*	15,700	203,943

		1,877,699

Communications equipment — 0.87%

Cisco Systems, Inc.*	67,300	1,113,142

F5 Networks, Inc.*	9,900	246,510

Harris Corp.	5,900	205,792

NICE Systems Ltd., ADR*	6,200	138,260

QUALCOMM, Inc.	40,500	1,359,585

		3,063,289

Computers & peripherals — 1.70%

Apple, Inc.*	21,000	1,946,070

Hewlett-Packard Co.	37,100	1,308,888

NetApp, Inc.*	125,200	1,690,200

Seagate Technology[1]	214,900	904,729

Stratasys, Inc.1,*	15,100	168,516

		6,018,403

Diversified financials — 2.79%

BlackRock, Inc.[1]	4,000	502,840

CME Group, Inc.	1,800	381,510

Discover Financial Services	279,625	2,860,564

JPMorgan Chase & Co.	13,800	436,908

Lazard Ltd., Class A	5,100	159,426

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Diversified financials — (concluded)

Morgan Stanley[1]	182,650	2,694,087

optionsXpress Holdings, Inc.[1]	5,200	73,268

PennantPark Investment Corp.[1]	24,000	70,800

Principal Financial Group, Inc.[1]	59,200	817,552

T. Rowe Price Group, Inc.[1]	9,600	328,416

Visa, Inc., Class A1	29,000	1,524,240

		9,849,611

Diversified telecommunication services — 1.81%

AT&T, Inc.	141,300	4,035,528

Cbeyond, Inc.1,*	8,300	126,243

NeuStar, Inc., Class A1,*	17,000	325,550

Sprint Nextel Corp.	681,394	1,901,089

		6,388,410

Electric utilities — 2.29%

American Electric Power Co., Inc.	68,300	2,137,107

Exelon Corp.	88,500	4,974,585

Pepco Holdings, Inc.[1]	53,300	958,867

		8,070,559

Electrical equipment — 0.03%

A.O. Smith Corp.	3,400	111,316

Electronic equipment & instruments — 0.23%

Daktronics, Inc.[1]	20,200	184,022

Regal-Beloit Corp.[1]	7,400	248,936

Waters Corp.1,*	9,300	383,439

		816,397

Energy equipment & services — 2.09%

Baker Hughes, Inc.	88,800	3,092,904

GulfMark Offshore, Inc.1,*	7,700	217,910

Halliburton Co.	179,700	3,162,720

Oceaneering International, Inc.*	6,700	172,994

Oil States International, Inc.*	10,800	231,336

Schlumberger Ltd.	4,300	218,182

TETRA Technologies, Inc.*	37,900	182,678

Weatherford International Ltd.*	6,900	88,113

		7,366,837

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Food & drug retailing — 0.88%

PetMed Express, Inc.*	8,300	148,819

Sysco Corp.	126,900	2,975,805

		3,124,624

Food products — 0.23%

Campbell Soup Co.	13,400	429,470

Fresh Del Monte Produce, Inc.1,*	14,200	358,408

Maui Land & Pineapple Co., Inc.*	3,477	39,047

		826,925

Gas utilities — 1.73%

AGL Resources, Inc.	10,500	316,155

NiSource, Inc.	64,500	777,225

Sempra Energy	93,700	4,372,979

Southwestern Energy Co.*	18,800	646,156

		6,112,515

Health care equipment & supplies — 3.27%

Alcon, Inc.	4,300	343,097

AngioDynamics, Inc.*	18,600	221,898

Baxter International, Inc.	16,400	867,560

CONMED Corp.*	8,900	209,239

Covidien Ltd.	61,500	2,266,275

Edwards Lifesciences Corp.1,*	3,400	169,218

Medical Action Industries, Inc.*	23,800	204,918

Medtronic, Inc.	89,600	2,734,592

Millipore Corp.1,*	31,100	1,575,526

Orthofix International NV*	17,600	210,672

Patterson Cos., Inc.1,*	5,700	107,274

Stryker Corp.[1]	17,200	669,424

The Cooper Cos., Inc.	16,000	214,400

Zimmer Holdings, Inc.*	47,500	1,772,700

		11,566,793

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Health care providers & services — 1.04%

DaVita, Inc.*	26,900	1,351,725

Express Scripts, Inc.*	7,900	454,329

Henry Schein, Inc.*	1,000	35,730

Laboratory Corp. of America Holdings*	10,900	690,624

Pharmaceutical Product Development, Inc.	37,480	987,223

PSS World Medical, Inc.1,*	8,900	154,771

		3,674,402

Hotels, restaurants & leisure — 2.16%

Carnival Corp.[1]	111,600	2,343,600

International Game Technology	33,200	355,572

Life Time Fitness, Inc.1,*	16,700	249,999

McDonald’s Corp.	8,900	522,875

Royal Caribbean Cruises Ltd.[1]	34,600	325,932

Starbucks Corp.*	269,800	2,409,314

Starwood Hotels & Resorts Worldwide, Inc.[1]	72,700	1,225,722

Wynn Resorts Ltd.1,*	4,800	191,136

		7,624,150

Household durables — 0.60%

Fortune Brands, Inc.	50,200	1,897,560

Interface, Inc., Class A	37,700	208,858

		2,106,418

Household products — 0.31%

Colgate-Palmolive Co.	7,200	468,504

Prestige Brands Holdings, Inc.*	38,700	302,634

Procter & Gamble Co.	4,900	315,315

		1,086,453

Industrial conglomerates — 1.84%

General Electric Co.	377,700	6,485,109

Insurance — 2.86%

ACE Ltd.	66,900	3,495,525

AFLAC, Inc.	96,400	4,463,320

MetLife, Inc.	40,900	1,176,284

Seabright Insurance Holdings*	12,200	128,832

Tower Group, Inc.[1]	16,000	364,960

Validus Holdings Ltd.	20,700	481,068

		10,109,989

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Internet & catalog retail — 0.19%

Amazon.com, Inc.*	15,600	666,120

Internet software & services — 0.62%

Art Technology Group, Inc.*	89,100	171,072

Google, Inc., Class A*	4,400	1,289,024

RightNow Technologies, Inc.*	20,200	162,812

TheStreet.com, Inc.[1]	42,800	145,092

ValueClick, Inc.*	21,500	132,655

Websense, Inc.*	16,800	271,656

		2,172,311

IT consulting & services — 0.18%

Automatic Data Processing, Inc.[1]	15,600	640,536

Machinery — 2.83%

Chart Industries, Inc.*	7,505	71,748

Illinois Tool Works, Inc.	127,800	4,360,536

PACCAR, Inc.[1]	117,700	3,280,299

Pall Corp.	82,600	2,272,326

		9,984,909

Marine — 0.04%

Hornbeck Offshore Services, Inc.1,*	8,100	136,728

Media — 3.47%

Cinemark Holdings, Inc.	39,200	295,176

Comcast Corp., Class A1	356,400	6,179,976

Interpublic Group of Cos., Inc.*	354,700	1,450,723

News Corp., Class A	261,300	2,064,270

Omnicom Group, Inc.	80,400	2,274,516

		12,264,661

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Metals & mining — 0.81%

Brush Engineered Materials, Inc.*	13,100	151,698

CONSOL Energy, Inc.	8,200	237,554

Foundation Coal Holdings, Inc.	8,500	121,295

Haynes International, Inc.1,*	7,900	144,017

Peabody Energy Corp.	88,500	2,073,555

Steel Dynamics, Inc.[1]	17,900	147,854

		2,875,973

Multi-line retail — 0.96%

J.C. Penney Co., Inc.	103,800	1,971,162

Macy’s, Inc.	192,300	1,426,866

		3,398,028

Oil & gas — 4.53%

Anadarko Petroleum Corp.	44,400	1,822,620

Chevron Corp.	51,900	4,100,619

EOG Resources, Inc.	23,900	2,031,978

Equitable Resources, Inc.[1]	9,300	310,341

Hess Corp.	36,700	1,983,268

Marathon Oil Corp.	77,100	2,018,478

Sunoco, Inc.[1]	35,000	1,390,900

Ultra Petroleum Corp.*	38,700	1,572,381

XTO Energy, Inc.	19,950	762,888

		15,993,473

Pharmaceuticals — 4.58%

Abbott Laboratories	15,000	785,850

Allergan, Inc.	127,800	4,815,504

Cephalon, Inc.1,*	12,800	940,544

Medco Health Solutions, Inc.*	89,200	3,746,400

Schering-Plough Corp.	7,100	119,351

Wyeth	160,400	5,776,004

		16,183,653

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Real estate — 0.29%

American Campus Communities, Inc.[1]	7,500	167,925

Capstead Mortgage Corp.[1]	21,700	227,633

Digital Realty Trust, Inc.[1]	4,100	112,176

Entertainment Properties Trust	6,100	149,633

Hatteras Financial Corp.[1]	14,100	363,357

		1,020,724

Road & rail — 1.04%

Burlington Northern Santa Fe Corp.	30,100	2,305,961

Kansas City Southern*	12,600	276,192

Knight Transportation, Inc.[1]	15,100	237,976

Old Dominion Freight Line, Inc.*	9,900	235,620

Union Pacific Corp.[1]	12,300	615,492

		3,671,241

Semiconductor equipment & products — 3.07%

Analog Devices, Inc.[1]	165,000	2,821,500

Broadcom Corp., Class A*	82,800	1,267,668

Intel Corp.	482,500	6,658,500

ON Semiconductor Corp.*	33,800	98,696

		10,846,364

Software — 3.24%

Adobe Systems, Inc.*	16,200	375,192

Innerworkings, Inc.1,*	32,500	182,325

Intuit, Inc.*	111,700	2,475,272

Microsoft Corp.	257,100	5,198,562

Nuance Communications, Inc.*	24,300	223,074

Oracle Corp.*	20,300	326,627

Quest Software, Inc.*	13,000	173,550

Smith Micro Software, Inc.1,*	21,000	107,310

VASCO Data Security International, Inc.*	13,600	141,984

VMware, Inc., Class A1,*	115,800	2,240,730

		11,444,626

Specialty retail — 0.50%

Abercrombie & Fitch Co., Class A1	6,000	115,980

Hibbett Sports, Inc.1,*	20,800	296,192

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Common stocks — (concluded)

Security description	Shares	Value ($)

Specialty retail — (concluded)

Interline Brands, Inc.*	27,400	253,176

J. Crew Group, Inc.1,*	6,600	66,924

Movado Group, Inc.	11,656	157,356

PetSmart, Inc.	11,500	201,825

The Home Depot, Inc.	7,200	166,392

The Sherwin-Williams Co.[1]	8,600	506,798

		1,764,643

Textiles & apparel — 0.30%

Coach, Inc.*	55,400	991,660

Steven Madden Ltd.*	4,100	70,151

		1,061,811

Total common stocks (cost—$344,616,416)		237,928,500

	Face
	amount ($)

US government obligations — 3.09%

US Treasury Bonds,
4.375%, due 02/15/38[1]	100,000	115,852

4.750%, due 02/15/37[1]	365,000	443,247

8.125%, due 08/15/19	335,000	469,523

US Treasury Inflation Index Notes (TIPS),
1.375%, due 07/15/18[1]	3,338,100	2,989,425

2.000%, due 01/15/16	777,164	692,101

US Treasury Notes,
1.500%, due 10/31/10[1]	2,195,000	2,217,292

2.750%, due 10/31/13[1]	1,320,000	1,372,284

4.000%, due 08/15/18	2,410,000	2,627,276

Total US government obligations (cost—$10,597,493)		10,927,000

Mortgage & agency debt securities — 9.29%

Banc of America Funding Corp., Series 2006-H, Class B1,
6.071%, due 09/20/46[2]	2,377,257	181,385

Countrywide Alternative Loan Trust, Series 2005-J2, Class 2A1,
7.500%, due 12/25/34	693,722	410,380

Federal Home Loan Bank Certificates,
3.375%, due 10/20/10	1,100,000	1,119,380

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Mortgage & agency debt securities — (continued)

Federal Home Loan Mortgage Corporation Certificates,**
5.000%, due 09/01/38	748,004	752,345

5.000%, due 11/01/38	852,155	857,100

5.500%, due 03/01/37	1,908,452	1,937,654

5.500%, due 05/01/37	3,003,133	3,049,085

5.500%, due 04/01/38	1,443,808	1,465,900

5.500%, due 06/01/38	906,617	920,489

5.500%, due 07/01/38	986,492	1,001,586

5.500%, due 09/01/38	920,347	934,430

6.000%, due 03/01/32	4,888	5,039

6.500%, due 08/01/28	1,057,172	1,099,436

6.500%, due 04/01/29	14,525	15,087

Federal Home Loan Mortgage Corporation Certificates ARM,**
5.357%, due 03/01/37	1,911,319	1,939,345

Federal National Mortgage Association Certificates,**
3.500%, due 04/28/11	1,945,000	1,953,850

3.875%, due 07/12/13[1]	180,000	186,181

5.500%, due 07/01/33	1,556,014	1,585,172

5.500%, due 05/01/38	912,269	927,939

5.500%, due 11/01/38	2,155,000	2,192,015

6.000%, due 06/01/33	10,945	11,258

6.000%, due 12/01/36	1,425,000	1,457,715

6.000%, due 08/01/37	320,000	327,328

6.000%, due 04/01/38	1,032,662	1,056,208

6.000%, due 06/01/38	1,034,755	1,058,349

6.500%, due 03/01/17	726,060	747,744

7.000%, due 08/01/32	962,249	1,008,315

7.500%, due 05/01/31	7,221	7,668

7.500%, due 02/01/33	13,166	13,864

First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
1.665%, due 02/25/35[2]	150,937	95,249

Government National Mortgage Association Certificates,
6.500%, due 10/15/24	1,516,756	1,555,981

6.500%, due 10/15/28	10,920	11,273

7.000%, due 04/15/26	6,680	6,920

Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	4,592	4,716

6.000%, due 02/20/29	10,075	10,340

6.000%, due 02/20/34	2,232,972	2,280,016

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Mortgage & agency debt securities — (concluded)

Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A,
3.870%, due 11/25/42[2]	765,378	357,803

Series 2007-HY7, Class LB1,
5.844%, due 07/25/37[2]	1,172,501	249,163

Total mortgage & agency debt securities (cost—$36,136,332)		32,793,708

Commercial mortgage-backed securities — 1.57%

Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4,
5.718%, due 09/11/38[2]	300,000	222,088

Series 2006-PW14, Class B,
5.333%, due 12/11/38[3]	375,000	75,312

Series 2006-T22, Class A4,
5.464%, due 04/12/38[2]	250,000	184,488

Series 2006-T24, Class A4,
5.537%, due 10/12/41	450,000	322,477

Greenwich Capital Commercial Funding Corp.,
Series 2006-RR1, Class A1,
5.961%, due 03/18/49[2,3]	3,500,000	1,295,000

GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.503%, due 03/21/46[2,3]	3,407,437	1,277,789

Series 2006-RR2, Class A1,
5.690%, due 06/23/46[2,3]	3,113,740	716,160

Series 2007-GG10, Class A4
5.799%, due 08/10/45[2]	1,970,000	1,221,153

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class B,
5.582%, due 05/15/49[2,3]	175,000	30,279

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46[2]	275,000	57,872

Morgan Stanley Capital I, Series 2006-HQ10, Class A4,
5.328%, due 11/12/41	225,000	150,395

Total commercial mortgage-backed securities (cost—$12,923,545)		5,553,013

Asset-backed securities — 0.75%

Citibank Credit Card Issuance Trust, Series 2002-A8, Class A8,
2.146%, due 08/12/08[2]	1,000,000	951,372

GSAMP Trust, Series 2006-S5, Class A2,
5.658%, due 12/12/36[4,5]	294,856	7,371

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Asset-backed securities — (concluded)

Home Equity Mortgage Trust,
Series 2006-3, Class A1,
5.472%, due 09/25/36[4]	192,423	19,242

Series 2006-5, Class A1,
5.500%, due 01/25/37[4]	512,346	116,922

Series 2006-6, Class 2A1,
1.495%, due 03/25/37[2]	182,075	27,398

MBNA Credit Card Master Note Trust,
Series 2004-A7, Class A7,
1.523%, due 12/15/11[2]	425,000	411,642

Series 2004-A10, Class A,
1.503%, due 03/15/12[2]	625,000	596,341

Merrill Lynch First Franklin Mortgage Loan, Series 2007-A, Class A1,
2.495%, due 09/25/27[2]	102,340	95,136

Merrill Lynch Mortgage Investors Trust, Series 2006-SL1, Class A,
1.575%, due 09/25/36[2]	113,889	34,679

Washington Mutual Master Note Trust, Series 2007-A5A, Class A5,
2.170%, due 10/15/14[2,3]	450,000	369,000

Total asset-backed securities (cost—$3,714,928)		2,629,103

Corporate bonds — 8.73%

Aerospace & defense — 0.13%

DAE Aviation Holdings
11.250%, due 08/01/15[3]	336,000	235,200

Esterline Technologies Corp.
6.625%, due 03/01/17	155,000	127,100

Hawker Beechcraft Acquisition Co.
8.875%, due 04/01/15[6]	250,000	102,500

		464,800

Agriculture — 0.04%

American Rock Salt Co. LLC
9.500%, due 03/15/14	150,000	134,250

Automobile OEM — 0.43%

Ford Capital BV
9.500%, due 06/01/10	100,000	36,000

Ford Motor Credit Co.
5.800%, due 01/12/09[1]	835,000	744,095

7.375%, due 10/28/09	750,000	457,922

General Motors Acceptance Corp.
6.875%, due 09/15/11	30,000	11,528

7.250%, due 03/02/11	500,000	204,185

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Automobile OEM — (concluded)

General Motors Corp.
8.375%, due 07/15/33[1]	375,000	82,500

		1,536,230

Banking-non-US — 0.13%

Abbey National PLC
7.950%, due 10/26/29	265,000	226,188

Royal Bank of Scotland Group PLC
7.640%, due 03/31/49[7,8]	100,000	48,314

9.118%, due 03/31/49[7]	200,000	183,825

		458,327

Banking-US — 0.38%

Bank of America Corp.
5.420%, due 03/15/17	500,000	429,433

5.650%, due 05/01/18	85,000	78,788

Citigroup, Inc.
6.125%, due 05/15/18[1]	250,000	228,496

6.875%, due 03/05/38	190,000	176,396

JPMorgan Chase & Co.
6.400%, due 05/15/38[1]	150,000	147,073

Washington Mutual Preferred IV
9.750%, due 10/29/49[3,7,8]	200,000	20

Washington Mutual, Inc.
5.500%, due 01/15/13	585,000	117

Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	279,234

		1,339,557

Beverage/bottling — 0.05%

Diageo Capital PLC
7.375%, due 01/15/14	95,000	98,992

Pepsico, Inc.
7.900%, due 11/01/18	65,000	72,530

		171,522

Broadcast — 0.05%

CMP Susquehanna
9.875%, due 05/15/14	125,000	22,187

Nexstar Finance Holdings LLC, Inc.
11.375%, due 04/01/13[4]	207,734	103,867

Nexstar Finance, Inc.
7.000%, due 01/15/14	100,000	49,000

Univision Communications, Inc.
9.750%, due 03/15/15[3,6]	100,000	12,750

		187,804

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Brokerage — 0.28%

Bear Stearns Co., Inc.
7.250%, due 02/01/18	270,000	273,349

Goldman Sachs Group, Inc.
6.150%, due 04/01/18	205,000	167,259

6.750%, due 10/01/37	100,000	64,108

Lehman Brothers Holdings MTN
6.750%, due 12/28/17[9]	200,000	20

6.875%, due 05/02/18[9]	195,000	19,500

Merrill Lynch & Co.
5.700%, due 05/02/17	105,000	86,142

Merrill Lynch & Co. MTN
6.875%, due 04/25/18[1]	135,000	127,121

Morgan Stanley MTN
6.625%, due 04/01/18	310,000	257,103

		994,602

Building materials — 0.12%

Ahern Rentals, Inc.
9.250%, due 08/15/13	225,000	63,000

Interface, Inc.
10.375%, due 02/01/10	100,000	96,500

US Concrete, Inc.
8.375%, due 04/01/14	450,000	252,000

		411,500

Business services — 0.03%

Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	125,000	110,625

Cable — 0.09%

Comcast Corp.
6.300%, due 11/15/17	250,000	220,074

Time Warner Cable, Inc.
6.750%, due 07/01/18	100,000	87,704

		307,778

Chemicals — 0.06%

Airgas, Inc.
7.125%, due 10/01/18[3]	201,000	160,800

Momentive Performance
9.750%, due 12/01/14	50,000	19,375
10.125%, due 12/01/14[6]	100,000	29,500

Montell Finance Co. BV
8.100%, due 03/15/27[3]	75,000	12,000

		221,675

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Commercial services & supplies — 0.18%

United Rentals N.A., Inc.
6.500%, due 02/15/12	490,000	343,000

7.750%, due 11/15/13[1]	100,000	60,000

Xerox Capital Trust I
8.000%, due 02/01/27	300,000	220,196

		623,196

Consumer products — 0.06%

Fortune Brands, Inc.
5.375%, due 01/15/16	170,000	137,312

Yankee Acquisition Corp., Series B
8.500%, due 02/15/15[1]	150,000	69,750

		207,062

Containers & packaging — 0.11%

Exopack Holding Corp.
11.250%, due 02/01/14	50,000	31,500

Jefferson Smurfit Corp.
8.250%, due 10/01/12	125,000	35,000

Owens-Illinois, Inc.
7.500%, due 05/15/10	150,000	144,000

Stone Container Finance
7.375%, due 07/15/14	500,000	167,500

		378,000

Diversified manufacturing — 0.09%

Harland Clarke Holdings
6.899%, due 05/15/15[2]	500,000	205,000

SPX Corp.
7.625%, due 12/15/14[3]	120,000	97,800

		302,800

Electric-generation — 0.08%

National Rural Utilities Cooperative
10.375%, due 11/01/18	50,000	53,210

Orion Power Holdings, Inc.
12.000%, due 05/01/10	250,000	242,500

		295,710

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Electric utilities — 1.25%

AES Corp.
8.000%, due 06/01/20[3]	775,000	496,000

Dominion Resources, Inc.
5.950%, due 06/15/35	150,000	109,900

E.ON International Finance BV
5.800%, due 04/30/18[3]	175,000	157,741

Edison Mission Energy
7.000%, due 05/15/17	450,000	337,500

Exelon Generation Co. LLC
5.350%, due 01/15/14	395,000	333,783

MidAmerican Energy Holdings
5.950%, due 05/15/37	110,000	84,307

Mirant Americas Generation LLC
8.300%, due 05/01/11	300,000	277,500

9.125%, due 05/01/31	175,000	122,500

Mirant N.A. LLC
7.375%, due 12/31/13	175,000	151,375

NRG Energy, Inc.
7.375%, due 02/01/16	550,000	446,875

7.375%, due 01/15/17[1]	100,000	80,750

Oncor Electric Delivery Co.
6.800%, due 09/01/18[3]	80,000	72,005

Pacific Gas & Electric Co.
6.050%, due 03/01/34	170,000	148,210

PSEG Power LLC
6.950%, due 06/01/12	350,000	339,994

Reliant Energy, Inc.
6.750%, due 12/15/14	550,000	442,750

Texas Competitive Electric Holdings LLC
10.250%, due 11/01/15[3]	1,260,000	806,400

		4,407,590

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Electronics — 0.08%

Amkor Technologies, Inc.
9.250%, due 06/01/16	130,000	76,050

NXP BV/NXP Funding LLC
7.875%, due 10/15/14	50,000	15,000

9.500%, due 10/15/15[1]	50,000	9,000

Sanmina-SCI Corp.
5.569%, due 06/15/14[2,3]	285,000	190,950

		291,000

Energy — 0.43%

Atlas Pipeline Partners
8.750%, due 06/15/18[3]	50,000	32,000

Canadian Natural Resources
6.750%, due 02/01/39	205,000	162,488

Chesapeake Energy Corp.
6.625%, due 01/15/16	750,000	523,125

7.250%, due 12/15/18	100,000	70,000

Gulfmark Offshore, Inc.
7.750%, due 07/15/14	100,000	72,500

Helix Energy Solutions
9.500%, due 01/15/16[3]	150,000	78,750

Key Energy Services, Inc.
8.375%, due 12/01/14	70,000	48,825

Newfield Exploration Co.
7.125%, due 05/15/18	66,000	46,860

Plains Exploration & Production
7.625%, due 06/01/18	131,000	87,115

Southwestern Energy Co.
7.500%, due 02/01/18[3]	50,000	42,250

Transocean, Inc.
6.800%, due 03/15/38	150,000	127,480

7.500%, due 04/15/31	85,000	72,083

Whiting Petroleum Corp.
7.250%, due 05/01/12	200,000	152,000

		1,515,476

Energy-integrated — 0.10%

PPL Energy Supply LLC
6.000%, due 12/15/36	185,000	107,557

Series A
6.400%, due 11/01/11	250,000	243,525

		351,082

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Energy-refining & marketing — 0.09%

Petroplus Finance Ltd.
7.000%, due 05/01/17[3]	100,000	62,000

Valero Energy Corp.
6.625%, due 06/15/37	175,000	131,153

7.500%, due 04/15/32	140,000	116,119

		309,272

Entertainment — 0.06%

Time Warner, Inc.
6.875%, due 05/01/12	235,000	216,381

Environmental services — 0.07%

Allied Waste North America, Inc.
6.500%, due 11/15/10	251,000	237,195

Finance-noncaptive consumer — 0.02%

American General Finance
4.875%, due 07/15/12	200,000	81,953

Finance-noncaptive diversified — 0.03%

CIT Group, Inc. MTN
3.354%, due 12/22/08[2]	100,000	99,566

Food — 0.03%

Ameriqual Group LLC
9.500%, due 04/01/12[3]	200,000	120,000

Gaming — 0.39%

Boyd Gaming Corp.
7.750%, due 12/15/12	100,000	82,500

Caesars Entertainment
7.875%, due 03/15/10	300,000	156,000

Circus & Eldorado
10.125%, due 03/01/12	100,000	64,500

FireKeepers Development Authority
13.875%, due 05/01/15[3]	356,000	231,400

Harrah’s Operating Co., Inc.
5.500%, due 07/01/10	500,000	237,500

Jacobs Entertainment, Inc.
9.750%, due 06/15/14	375,000	172,500

MGM Mirage, Inc.
13.000%, due 11/15/13[3]	150,000	125,250

Pokagon Gaming Authority
10.375%, due 06/15/14[3]	93,000	78,585

River Rock Entertainment
9.750%, due 11/01/11	150,000	123,000

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Gaming — (concluded)

San Pasqual Casino
8.000%, due 09/15/13[3]	150,000	111,000

Tropicana Entertainment LLC
9.625%, due 12/15/14[9]	50,000	1,750

		1,383,985

Gas pipelines — 0.22%

Atlas Pipeline Partner/Finance
8.125%, due 12/15/15	300,000	195,000

Dynegy Holdings, Inc.
7.500%, due 06/01/15	155,000	107,725

El Paso Corp.
7.000%, due 06/15/17	650,000	462,795

		765,520

Health care — 0.57%

Bausch & Lomb, Inc.
9.875%, due 11/01/15[3]	25,000	19,250

Biomet, Inc.
10.375%, due 10/15/17[6]	100,000	74,000

11.625%, due 10/15/17	291,000	218,250

CHS/Community Health Systems
8.875%, due 07/15/15[1]	750,000	601,875

DaVita, Inc.
7.250%, due 03/15/15	100,000	86,500

HCA, Inc.
9.125%, due 11/15/14[1]	380,000	308,750

9.250%, due 11/15/16	215,000	174,687

9.625%, due 11/15/16[6]	250,000	180,000

Psychiatric Solutions
7.750%, due 07/15/15	100,000	72,500

UnitedHealth Group, Inc.
6.000%, due 02/15/18	165,000	144,455

6.875%, due 02/15/38	175,000	135,362

Universal Hospital Services
8.500%, due 06/01/15[6]	20,000	15,200

		2,030,829

Industrial-other — 0.13%

Aramark Services, Inc.
6.693%, due 02/01/15[2]	500,000	350,000

Baldor Electric Co.
8.625%, due 02/15/17[1]	100,000	73,500

Tube City IMS Corp.
9.750%, due 02/01/15	100,000	50,000

		473,500

Insurance-life — 0.07%

American International Group MTN
5.850%, due 01/16/18	185,000	109,857

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Insurance-life — (concluded)

Hartford Financial Services Group MTN
6.000%, due 01/15/19	175,000	120,994

		230,851

Machinery-agriculture & construction — 0.06%

Clondalkin Acquisition
4.776%, due 12/15/13[2,3]	330,000	198,000

Media — 0.10%

Affinion Group, Inc.
10.125%, due 10/15/13	100,000	68,500

Baker & Taylor, Inc.
11.500%, due 07/01/13[3]	75,000	37,500

LIN Television Corp.
6.500%, due 05/15/13	525,000	244,125

		350,125

Metals & mining — 0.02%

Massey Energy Co.
6.875%, due 12/15/13	100,000	67,750

Oil & gas — 0.26%

Ferrellgas Partners LP
6.750%, due 05/01/14[3]	153,000	107,100

Inergy LP/Inergy Finance
8.250%, due 03/01/16	175,000	128,625

Kinder Morgan Energy Partners
5.800%, due 03/15/35	650,000	421,006

NGPL PipeCo LLC
7.119%, due 12/15/17[3]	75,000	64,473

Nustar Logistics
7.650%, due 04/15/18	240,000	209,723

		930,927

Paper & forest products — 0.14%

Boise Cascade LLC
7.125%, due 10/15/14	188,000	105,280

Buckeye Technologies, Inc.
8.000%, due 10/15/10	115,000	104,650

Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	175,000	140,000

Millar Western Forest
7.750%, due 11/15/13	150,000	63,000

Verso Paper Holdings LLC
9.125%, due 08/01/14	200,000	96,000

		508,930

Pharmaceuticals — 0.23%

Allergan, Inc.
5.750%, due 04/01/16	210,000	193,007

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Pharmaceuticals — (concluded)

AstraZeneca PLC
6.450%, due 09/15/37	100,000	95,554

Axcan Intermediate Holdings
9.250%, due 03/01/15[3]	135,000	113,400

12.750%, due 03/01/16[3]	230,000	190,900

Bristol-Myers Squibb
5.875%, due 11/15/36	90,000	81,193

Teva Pharmaceutical Finance LLC
5.550%, due 02/01/16	140,000	130,464

		804,518

Publishing — 0.10%

Deluxe Corp.
5.000%, due 12/15/12	300,000	168,375

R.H. Donnelley Corp.
8.875%, due 01/15/16	175,000	22,750

Sheridan Acquisition Corp.
10.250%, due 08/15/11	200,000	154,000

		345,125

Real estate investment trusts — 0.12%

Avalonbay Communities
7.500%, due 08/01/09	325,000	311,107

ProLogis
5.625%, due 11/15/15	280,000	105,657

		416,764

Retail — 0.20%

Gamestop Corp. & GS, Inc.
8.000%, due 10/01/12	225,000	195,750

Ingles Markets, Inc.
8.875%, due 12/01/11	500,000	435,000

Neiman Marcus Group, Inc.
9.000%, due 10/15/15[6]	190,000	80,750

		711,500

Retail-discount — 0.05%

Dollar General Corp.
11.875%, due 07/15/17[6]	200,000	160,500

Retail-specialty — 0.02%

Sally Holdings/Sally Capital
10.500%, due 11/15/16	125,000	72,500

Road & rail — 0.04%

Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	85,000	78,644

Union Pacific Corp.
7.875%, due 01/15/19[1]	55,000	58,236

		136,880

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Special purpose entity — 0.03%

AAC Group Holding Corp.
10.250%, due 10/01/12[3,4]	150,000	124,500

Technology-hardware — 0.04%

Freescale Semiconductor
8.875%, due 12/15/14	175,000	59,500

9.125%, due 12/15/14[6]	100,000	20,500

Xerox Corp.
6.350%, due 05/15/18	100,000	71,717

		151,717

Technology-software — 0.21%

First Data Corp.
9.875%, due 09/24/15[1]	350,000	201,250

Oracle Corp.
5.750%, due 04/15/18	195,000	182,762

Sungard Data Systems, Inc.
5.128%, due 02/28/14[3]	108,000	83,160

9.125%, due 08/15/13	105,000	81,375

10.250%, due 08/15/15	150,000	87,000

Unisys Corp.
8.000%, due 10/15/12	225,000	92,250

		727,797

Telecom-satellite — 0.08%

Intelsat Jackson Holdings Ltd.
11.250%, due 06/15/16	350,000	281,750

Telecommunications — 0.71%

Alltel Corp.
7.000%, due 03/15/16	400,000	364,000

Bellsouth Corp.
6.550%, due 06/15/34	325,000	262,940

Citizens Communications Co.
9.000%, due 08/15/31	220,000	121,000

Deutsche Telekom International Finance
6.750%, due 08/20/18	125,000	112,123

DirecTV Holdings/Finance
7.625%, due 05/15/16	246,000	209,715

Dycom Industries, Inc.
8.125%, due 10/15/15	100,000	68,500

Echostar DBS Corp.
6.625%, due 10/01/14	250,000	178,750

L-3 Communications Corp.
5.875%, due 01/15/15	300,000	243,000

Level 3 Financing, Inc.
9.250%, due 11/01/14	145,000	76,125

Qwest Capital Funding, Inc.
7.750%, due 02/15/31	125,000	77,500

Qwest Communications International
7.250%, due 02/15/11	450,000	355,500

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (concluded)

Telecommunications — (concluded)

Telecom Italia Capital
5.250%, due 11/15/13	455,000	345,800

Telefonica Emisiones SAU
6.221%, due 07/03/17[1]	95,000	83,492

		2,498,445

Tobacco — 0.09%

Altria Group, Inc.
9.950%, due 11/10/38	125,000	123,805

Philip Morris International, Inc.
5.650%, due 05/16/18	215,000	192,968

		316,773

Transportation services — 0.04%

ERAC USA Finance Co.
7.000%, due 10/15/37[3]	115,000	68,915

8.000%, due 01/15/11[3]	100,000	90,694

		159,609

Utilities-other — 0.02%

Duke Capital LLC
5.668%, due 08/15/14	80,000	69,244

Wireless telecommunication services — 0.32%

AT&T, Inc.
6.500%, due 09/01/37	50,000	41,109

Nextel Communications
7.375%, due 08/01/15	300,000	120,000

Sprint Capital Corp.
6.875%, due 11/15/28	300,000	147,000

8.375%, due 03/15/12	300,000	204,000

8.750%, due 03/15/32	210,000	109,200

Verizon Communications, Inc.
6.100%, due 04/15/18	100,000	87,247

Verizon New York, Inc., Series B
7.375%, due 04/01/32	225,000	171,907

Vodafone Group PLC
5.625%, due 02/27/17[1]	105,000	89,228

Wind Acquisition Finance SA
10.750%, due 12/01/15[3]	100,000	82,000

Windstream Corp.
8.625%, due 08/01/16[1]	125,000	97,500

		1,149,191

Total corporate bonds (cost—$42,634,831)		30,842,183

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

	Number of
Security description	contracts	Value ($)

Options* — 0.13%

Call options purchased — 0.13%

Federal Funds December 2008 Futures, strike @ 98.25, expires 12/31/08	83	467,777

Put options purchased — 0.00%

Federal Funds December 2008 Futures, strike @ 97.25, expires 12/31/08	83	865

Total options (cost—$25,926)		468,642

	Face
	amount ($)

Repurchase agreement — 6.39%

Repurchase agreement dated 11/28/08 with State Street Bank & Trust Co., 0.080% due 12/01/08, collateralized by $23,013,825 US Treasury Bills, zero coupon due 02/19/09 to 05/28/09; (value—$23,010,410); proceeds: $22,559,150

(cost—$22,559,000)	22,559,000	22,559,000

	Number of
	shares

Investments of cash collateral from securities loaned — 11.23%

Money market fund[10] — 11.23%

UBS Private Money Market Fund LLC[11]
1.179% (cost—$39,654,887)	39,654,887	39,654,887

Total investments (cost—$512,863,358)[12,13,14] — 108.54%		383,356,036

Liabilities in excess of other assets — (8.54)%		(30,150,752)

Net assets — 100.00%		353,205,284

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by these organizations.

1	Security, or portion thereof, was on loan at November 30, 2008.

2	Floating rate security. The interest rate shown is current rate as of November 30, 2008

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.28% of net assets as of November 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of November 30, 2008. Maturity date indicated represents the instrument’s ultimate maturity date.

5	Security is illiquid. At November 30, 2008, the value of this security amounted to $7,371 which is less than .01% of net assets.

6	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

7	Perpetual bond security. The maturity date reflects the next call date.

8	Variable rate security. The interest rate shown is the current rate as of November 30, 2008, and resets at the next call date.

9	Bond interest in default.

10	The rate shown reflects the yield at November 30, 2008.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

11	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended November 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		three months
Security	Value at	ended	ended	Value at	ended
description	08/31/08 ($)	11/30/08 ($)	11/30/08 ($)	11/30/08 ($)	11/30/08 ($)

UBS Private Money Market Fund LLC	13,512,472	60,360,398	34,217,983	39,654,887	11,787

12	Includes $39,381,415 of investments in securities on loan, at value. In addition to holding cash equivalents as collateral for portfolio securities loaned of $39,654,887, the custodian also held the following US government and agency obligations having an aggregate value of $27,799.

Principal		Maturity	Interest
amount ($)		dates	rates (%)	Value ($)

9,072	Federal National Mortgage Association**	06/15/09	6.375	9,564
1,702	US Treasury Bonds	08/15/19	8.125	2,423
34	US Treasury Bonds	11/15/14	11.750	37
1,178	US Treasury Bonds	11/15/16	7.500	1,538
118	US Treasury Bonds	08/15/20	8.750	178
10,561	US Treasury Bonds	08/15/23	6.250	13,649
285	US Treasury Bonds	08/15/26	6.750	402
7	US Treasury Bonds	02/15/37	4.750	8

				27,799

13	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at November 30, 2008 were $5,467,884 and $134,975,206, respectively, resulting in net unrealized depreciation of investments of $129,507,322.

14

The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), effective September 1, 2008. FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical securities	observable inputs	inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Assets

Securities	238,397,142	144,951,523	7,371	383,356,036

Liabilities

Derivatives	15,477,882	13,613	—	15,491,495

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

The following is a rollforward of the Fund’s assets that were using unobservable inputs for the period:

Securities ($)

Assets

Beginning balance	—

Accrued discounts/(premiums)	—

Total gains or losses (realized/unrealized) included in earnings	(21,042)

Purchases, sales, issuances and settlements (net)	(1,192)

Transfers in and/or out of Level 3	29,605

Ending balance	7,371

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 11/30/08	—

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of November 30, 2008.

GS	Goldman Sachs

GSAMP	Goldman Sachs Asset Mortgage Passthrough

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Written options

Number of	Put options	Expiration	Premiums	Current	Unrealized
contracts	written	date	received ($)	value ($)	appreciation ($)

237	Euro Dollar June 2009 Futures, strike price @ 96.50	06/15/09	92,096	47,400	44,696

Written option activity for the three months ended November 30, 2008 was as follows:

		Amount of
	Number of	premiums
	contracts	received ($)

Options outstanding at August 31, 2008	280	337,704
Options written	640	426,479
Options terminated in closing purchase transactions	(683)	(672,087)
Options outstanding at November 30, 2008	237	92,096

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Futures contracts[15]

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	dates	Cost ($)	value ($)	depreciation ($)

235	S&P 500 Index Futures	December 2008	65,528,193	52,598,875	(12,929,318)

	Sale contracts		Proceeds $

83	Federal Funds Futures 30 days	December 2008	34,282,642	34,447,756	(165,114)
84	US Treasury Note 2 Year Futures	December 2008	17,933,692	18,343,500	(409,808)
347	US Treasury Note 5 Year Futures	December 2008	39,486,039	41,412,281	(1,926,242)

			91,702,373	94,203,537	(2,501,164)

					(15,430,482)

15	Restricted cash of $27,220,990 has been delivered to broker as initial margin for futures contracts.

Interest rate swaps

				Rate type

		Notional
		amount	Termination	Payments made	Payments received	Upfront payments		Unrealized
Counterparty		(000)	dates	by the Portfolio (%)	by the Portfolio (%)	received ($)	Value ($)	appreciation ($)

Duetsche Bank	USD	9,400	09/15/10	2.217[16]	3.600	—	275,146	275,146

Duetsche Bank	USD	13,000	12/15/10	2.217[16]	3.340	—	314,104	314,104

						—	589,250	589,250

16	Rate based on 3 Month LIBOR (London Interbank Offered Rate).
USD	US Dollar

Credit default swaps[17]

				Rate type

		Notional
		amount	Termination	Payments made	Payments received	Upfront payments		Unrealized
Counterparty		(000)	date	by the Portfolio (%)	by the Portfolio (%)	received ($)	Value ($)	appreciation ($)

Lehman Brothers	USD	5,000	06/20/12	0.000[18]	1.200	285,633	(888,496)	(602,863)

17	Payments made or received are based on the notional amounts.
18	Payment to the counterparty will be made upon the occurance of bankruptcy and/or by a restructuring even with respect to securities contained in the CDX North America High Yield Index Series 8.
USD	US Dollar

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2008 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	96.0

Switzerland	1.0

Bermuda	0.9

Panama	0.6

Canada	0.5

Cayman Islands	0.4

United Kingdom	0.2

Netherlands Antilles	0.1

Netherlands	0.1

Italy	0.1

Liberia	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2009